Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 218,338,658	$ 337,169,279
Marketable securities	1,135,200	1,100,000
Accounts receivable	5,440,447	4,748,189
Prepaid expenses and other	13,090,072	9,342,691
Total current assets	238,004,377	352,360,159
Other non-current assets	1,626,802	547,589
Property and equipment, net	19,689,987	8,844,232
Right-of-use assets, net	2,473,903	1,356,454
Intangible assets, net	23,262,428	3,211,305
Goodwill	10,655,391	662,899
Total assets	295,712,888	366,982,638
Current liabilities
Accounts payable and accrued liabilities	24,713,203	14,324,696
Deferred revenue	7,003,891	1,040,619
Income taxes payable		934
Lease liabilities	975,844	583,186
Contingent consideration	863,643
Total current liabilities	33,556,581	15,949,435
Lease liabilities, long-term	1,630,837	835,924
Contingent consideration, net of current portion	705,717
Warrant liability	7,696,605	10,062,500
Other liability	500,000	500,000
Total liabilities	44,089,740	27,347,859
Shareholders’ equity
Preferred shares ($0.0001 par value per share, 20,000,000 shares authorized, no shares issued or outstanding)
Common shares ($0.0001 par value per share, 700,000,000 Class A shares authorized, 114,926,700 and 111,467,763 shares issued and outstanding, as of December 31, 2023 and 2022, respectively; 170,000,000 Class C authorized, 165,353,621 and 167,662,214 shares issued and outstanding, as of December 31, 2023 and 2022, respectively; 110,000,000 Class D authorized, 105,782,403 and 105,782,403 shares issued and outstanding, as of December 31, 2023 and 2022, respectively)	768,523	768,357
Accumulated deficit	(145,203,163)	(28,782,701)
Additional paid-in capital	396,057,788	367,649,123
Shareholders’ equity	251,623,148	339,634,779
Total liabilities and shareholders’ equity	$ 295,712,888	$ 366,982,638